BANK BORROWINGS - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)
Bank of Communications | Credit facility agreement
BANK BORROWINGS
Interest expense arising from the bank borrowings	$ 69,234	$ 73,406	$ 0
Bank of Communications | Loan agreement
BANK BORROWINGS
Principal amount				¥ 5,000,000	$ 694,859			¥ 6,000,000	$ 847,350
Fixed interest rate				3.00%	3.00%			3.55%	3.55%
Bank of Beijing | Loan agreement
BANK BORROWINGS
Principal amount						¥ 10,000,000	$ 1,449,846
Fixed interest rate						3.65%	3.65%